Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Accounts payable related parties current	$ 4,422	$ 4,231
Accrued expenses and other current liabilities related party	7,065	3,548
Deferred revenue related parties current	30,140	41,683
Deferred revenue related parties noncurrent	0	3,374
Other liabilities related party noncurrent	$ 0	$ 43,821
Temporary equity shares authorized	91,342,476	86,443,341
Temporary equity shares issued	91,198,378	86,443,341
Temporary equity shares outstanding	91,198,378	86,443,341
Temporary equity shares liquidation preference value	$ 874,107	$ 791,607
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Redeemable Convertible Preferred Stock [Member]
Temporary equity par or stated value per share	$ 0.00001	$ 0.00001
Temporary equity shares authorized	91,342,476	86,443,341
Temporary equity shares issued	91,198,378	86,443,341
Temporary equity shares outstanding	91,198,378	86,443,341
Temporary equity shares liquidation preference value	$ 874,107	$ 791,607
Common Class A [Member]
Common stock shares authorized	170,433,050	165,533,915
Common stock shares issued	9,030,428	8,158,861
Common stock shares outstanding	9,030,428	8,158,861
Common Class B [Member]
Common stock shares authorized	166,083,307	161,184,172
Common stock shares issued	45,261,712	36,159,437
Common stock shares outstanding	45,261,712	36,159,437
Common Class C [Member]
Common stock shares authorized	31,510,712	31,510,712
Common stock shares issued	0	0
Common stock shares outstanding	0	0